Quarterly Holdings Report
for
Fidelity® MSCI Communication Services Index ETF
April 30, 2020
T09-QTLY-0620
1.9584818.106

Schedule of Investments April 30, 2020 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES – 14.6%
Alternative Carriers – 3.0%
Anterix, Inc. (a)	11,747	$ 616,718
Bandwidth, Inc. Class A (a)	12,958	1,056,854
CenturyLink, Inc.	339,078	3,601,008
Cogent Communications Holdings, Inc.	33,218	2,784,665
GCI Liberty, Inc. Class A (a)	38,397	2,335,690
Globalstar, Inc. (a)	408,110	130,595
Iridium Communications, Inc. (a)	77,702	1,748,684
ORBCOMM, Inc. (a)	41,624	109,887
Vonage Holdings Corp. (a)	155,327	1,298,534
		13,682,635
Integrated Telecommunication Services – 11.6%
AT&T, Inc.	1,030,856	31,410,182
ATN International, Inc.	9,017	560,136
Consolidated Communications Holdings, Inc.	47,103	295,336
Verizon Communications, Inc.	343,400	19,728,330
		51,993,984
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		65,676,619
ENTERTAINMENT – 16.9%
Interactive Home Entertainment – 5.4%
Activision Blizzard, Inc.	155,359	9,901,029
Electronic Arts, Inc. (a)	64,440	7,362,914
Glu Mobile, Inc. (a)	81,870	638,586
Take-Two Interactive Software, Inc. (a)	30,817	3,730,398
Zynga, Inc. Class A (a)	367,849	2,773,582
		24,406,509
Movies & Entertainment – 11.5%
AMC Entertainment Holdings, Inc. Class A	25,308	124,515
Cinemark Holdings, Inc.	45,791	653,896
IMAX Corp. (a)	32,447	373,141
Liberty Media Corp-Liberty Braves Class A (a)	6,999	144,459
Liberty Media Corp-Liberty Braves Class C (a)	24,476	491,723
Liberty Media Corp-Liberty Formula One Class C (a)	63,402	2,040,910
Lions Gate Entertainment Corp. Class A (a)	37,901	270,613
Lions Gate Entertainment Corp. Class B (a)	72,696	485,609
Live Nation Entertainment, Inc. (a)	42,507	1,907,289
Madison Square Garden Entertainment Corp. (a)	6,930	573,111
Netflix, Inc. (a)	48,507	20,365,664
Roku, Inc. (a)	22,335	2,707,672
The Madison Square Garden Co. Class A (a)	7,791	1,334,754
The Marcus Corp.	10,657	154,953

	Shares	Value

The Walt Disney Co.	173,203	$18,731,904
World Wrestling Entertainment, Inc. Class A	27,651	1,229,640
		51,589,853
TOTAL ENTERTAINMENT		75,996,362
INTERACTIVE MEDIA & SERVICES – 45.0%
Interactive Media & Services – 45.0%
Alphabet, Inc. Class A (a)	38,297	51,574,570
Alphabet, Inc. Class C (a)	39,861	53,758,936
ANGI Homeservices, Inc. Class A (a)	50,559	342,537
Cargurus, Inc. (a)	49,762	1,138,555
Cars.com, Inc. (a)	33,197	171,960
Eventbrite, Inc. Class A (a)	32,014	291,968
EverQuote, Inc. Class A (a)	4,649	181,172
Facebook, Inc. Class A (a)	364,361	74,588,340
IAC/InterActiveCorp. (a)	18,308	4,091,472
Liberty TripAdvisor Holdings, Inc. Class A (a)	29,532	69,400
Match Group, Inc. (a)	22,513	1,732,600
Pinterest, Inc. Class A (a)	87,387	1,805,415
QuinStreet, Inc. (a)	28,405	288,595
Snap, Inc. Class A (a)	212,402	3,740,399
TripAdvisor, Inc.	62,713	1,252,379
TrueCar, Inc. (a)	56,205	143,885
Twitter, Inc. (a)	152,070	4,361,368
Yelp, Inc. (a)	44,016	983,758
Zillow Group, Inc. Class C (a)	53,966	2,372,345
TOTAL INTERACTIVE MEDIA & SERVICES		202,889,654
MEDIA – 19.3%
Advertising – 1.5%
Boston Omaha Corp. Class A (a)	8,574	139,156
Cardlytics, Inc. (a)	12,040	541,198
Clear Channel Outdoor Holdings, Inc. (a)	196,390	189,477
Emerald Holding, Inc.	16,116	36,745
National CineMedia, Inc.	28,378	93,647
Omnicom Group, Inc.	54,821	3,126,442
TechTarget, Inc. (a)	17,557	409,429
The Interpublic Group of Cos., Inc.	121,891	2,069,709
		6,605,803
Broadcasting – 3.5%
AMC Networks, Inc. Class A (a)	28,671	683,803
Discovery, Inc. Class A (a)	72,857	1,633,454
Discovery, Inc. Class C (a)	101,562	2,072,880
Entercom Communications Corp. Class A	61,792	75,386
Fox Corp. Class A	92,616	2,395,976
Fox Corp. Class B	62,738	1,603,583
Gray Television, Inc. (a)	57,353	665,868
Hemisphere Media Group, Inc. (a)	17,056	158,280
iHeartMedia, Inc. Class A (a)	31,691	222,471
Nexstar Media Group, Inc. Class A	19,211	1,345,539

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Common Stocks – continued
	Shares	Value
MEDIA – continued
Broadcasting – continued
Sinclair Broadcast Group, Inc. Class A	38,729	$ 683,567
TEGNA, Inc.	120,445	1,291,170
The E.W. Scripps Co. Class A	27,164	219,214
ViacomCBS, Inc. Class B	152,003	2,623,572
		15,674,763
Cable & Satellite – 13.0%
Altice USA, Inc. Class A (a)	105,313	2,734,979
Cable One, Inc.	1,838	3,515,837
Charter Communications, Inc. Class A (a)	30,596	15,152,057
Comcast Corp. Class A	521,782	19,634,657
DISH Network Corp. Class A (a)	81,036	2,027,115
Liberty Broadband Corp. Class C (a)	32,142	3,943,181
Liberty Global PLC Class A (a)	76,812	1,491,689
Liberty Global PLC Series C (a)	112,599	2,061,688
Liberty Latin America Ltd. Class A (a)	36,135	386,644
Liberty Latin America Ltd. Class C (a)	76,208	787,991
Liberty Media Corp-Liberty SiriusXM Class A (a)	42,402	1,429,371
Liberty Media Corp-Liberty SiriusXM Class C (a)	56,850	1,936,879
Loral Space & Communications Ltd. (a)	7,704	169,488
MSG Networks, Inc. Class A (a)	30,484	362,150
Sirius XM Holdings, Inc.	531,980	3,144,002
WideOpenWest, Inc. (a)	10,846	64,208
		58,841,936
Publishing – 1.3%
Gannett Co., Inc.	21,941	24,793
John Wiley & Sons, Inc. Class A	30,584	1,148,429
Meredith Corp.	23,285	345,317
News Corp. Class A	166,998	1,654,950
Scholastic Corp.	19,444	565,237
The New York Times Co. Class A	68,746	2,235,620
Tribune Publishing Co.	5,372	46,038
		6,020,384
TOTAL MEDIA		87,142,886

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES – 4.0%
Wireless Telecommunication Services – 4.0%
Boingo Wireless, Inc. (a)	30,027	$ 418,576
Gogo, Inc. (a)	49,632	80,900
Shenandoah Telecommunications Co.	33,325	1,783,221
Telephone & Data Systems, Inc.	70,397	1,381,189
T-Mobile US, Inc. (a)	160,433	14,086,018
United States Cellular Corp. (a)	11,383	362,321
TOTAL WIRELESS TELECOMMUNICATION SERVICES		18,112,225
TOTAL COMMON STOCKS (Cost $441,727,105)		449,817,746
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.22% (b) (Cost $938,000)	938,000	938,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $442,665,105)		450,755,746
NET OTHER ASSETS (LIABILITIES) (c) – (0.0%)		(165,612)
NET ASSETS – 100.0%		$ 450,590,134

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $61,200 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P Communication Service Select Sector Index Future Contracts	9	June 2020	$592,875	$45,025	$45,025
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
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Schedule of Investments (Unaudited)–continued
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
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